NET INCOME (LOSS) PER SHARE AND PER ADS	12 Months Ended
Dec. 31, 2013
NET INCOME (LOSS) PER SHARE AND PER ADS
NET INCOME (LOSS) PER SHARE AND PER ADS

17. NET INCOME (LOSS) PER SHARE AND PER ADS

        The following table sets forth the computation of basic and diluted net income (loss) per ordinary share and ADS for the years ended December 31, 2011 ,2012 and 2013 (in RMB thousands, except per share and per ADS data):

	2011	2012	2013
Numerator:
Net income (loss) attributable to IFM Investments Limited	(336,515)	(53,511)	(83,020)
Numerator for basic and diluted net income (loss) per share	(336,515)	(53,511)	(83,020)

Denominator:
Weighted-average shares—basic	668,291	667,672	668,198
Potentially dilutive shares:
Preferred shares*	—	—	—
Options*	—	—	—
Weighted averages shares—diluted	668,291	667,672	668,198

Net income (loss) per share—basic	(0.50)	(0.08)	(0.12)

Net income (loss) per share—diluted	(0.50)	(0.08)	(0.12)

Net income (loss) per ADS—basic	(22.66)	(3.61)	(5.59)

Net income (loss) per ADS—diluted	(22.66)	(3.61)	(5.59)

        For the years ended December 31, 2011, 2012 and 2013, 40.5 million, 39.1 million and 40.4 million shares of stock options were not included in diluted EPS under the if-converted method, respectively, because to do so would have been anti-dilutive.